PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Company's major VIEs and VIE's subsidiaries
The following is a summary of the Company’s major VIEs and VIEs’ subsidiaries:

Name of VIE and VIEs’ subsidiaries	Date of establishment/acquisition

Shanghai Ctrip Commerce Co., Ltd. (“Shanghai Ctrip Commerce”)	Established on July 18, 2000

Shanghai Huacheng Southwest International Travel Agency Co., Ltd. (“Shanghai Huacheng”, formerly known as Shanghai Huacheng Southwest Travel Agency Co., Ltd.)	Established on March 13, 2001

Chengdu Ctrip Travel Agency Co., Ltd. (“Chengdu Ctrip”)	Established on January 8, 2007

Beijing Qu Na Information Technology Company Limited (“Qunar Beijing”)	Established on March 17, 2006

Summary of consolidated balance sheet information of VIEs

	As of December 31,
	2019	2020
Total assets	33,394	32,084
Less: Inter-company receivables	(8,235)	(8,690)
Total assets excluding inter-company receivables	25,159	23,394
Total liabilities	29,594	28,560
Less: Inter-company payables	(18,689)	(18,555)
Total liabilities excluding inter-company payables	10,905	10,005

Summary of consolidated results of operations information of VIEs

	For the year ended December 31,
	2018	2019	2020
Net revenues	8,357	9,572	6,513
Cost of revenues	2,983	3,627	2,471
Net income/(loss)	170	89	(254)

Summary of consolidated results of cash flows information of VIEs

	For the year ended December 31,
	2018	2019	2020
Net cash provided by/ (used in) operating activities	591	(517)	(597)
Net cash used in investing activities	—	—	—
Net cash provided by financing activities	—	—	—

Schedule of property, equipment and software estimated useful lives

Building	30-40 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment	3-5 years
Computer equipment	3-5 years
Furniture and fixtures	3-5 years
Software	3-5 years

Allowance for doubtful accounts

	2018	2019	2020
Balance at beginning of year	129	156	256
Cumulative effect of adoption of new accounting standard	—	—	83
Deconsolidation of subsidiaries	—	—	(27)
Allowance for credit losses	69	191	700
Write-offs	(42)	(91)	(213)

Balance at end of year	156	256	799

Company's share option activity under all the incentive plans

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2017	4,710,758	168.80	4.72	867

Granted	3,286,756	204.65
Exercised	(1,050,382)	92.58
Forfeited	(238,124)	171.61

Outstanding at December 31, 2018	6,709,008	198.19	5.62	366

Granted	1,690,090	158.95
Exercised	(735,416)	91.14
Forfeited	(240,747)	167.40
Modified	(835,849)	338.91
Converted from modificatio n	209,026	0.01

Outstanding at December 31, 2019	6,796,112	177.71	5.63	679

Granted	1,115,156	127.00
Exercised	(436,995)	55.68
Forfeited	(276,291)	96.03

Outstanding at December 31, 2020	7,197,982	180.40	5.16	704

Vested and expect to vest at December 31, 2020	6,877,378	181.26	5.09	667

Exercisable at December 31, 2020	3,190,431	203.71	3.41	250

Assumptions of Black-Scholes pricing model

	2018	2019	2020
Risk-free interest rate	2.52%-3.09%	1.40%-2.44%	0.21%-1.32%
Expected life (years)	5	5	4 – 5
Expected dividend yield	0%	0%	0%
Volatility	42%-44%	42%-43%	40%-43%
Fair value of options at grant date per share	from US$88.51 to US$350.71	from US$90.96 to US$259.03	from US$64.97 to US$255.91

Schedule of restricted share activities under all incentive plans
The following table summarized the Company’s RSUs activities under all incentive plans (in US$, except shares):

	Number of Shares	Weighted average grant date fair value(US$)
Restricted shares

Unvested at December 31, 2017	1,095,722	281.91

Granted	87,465	331.69
Vested	(471,773)	261.48
Forfeited	(74,208)	294.08

Unvested at December 31, 2018	637,206	302.45

Granted	18,750	298.64
Vested	(119,334)	295.11
Forfeited	(35,526)	309.72

Unvested at December 31, 2019	501,096	303.54

Granted	68,861	227.93
Vested	(429,993)	300.26
Forfeited	(23,150)	307.36

Unvested at December 31, 2020	116,814	270.28

Summary of components of other income

	2018	2019	2020
Gain on deconsolidation of subsidiaries (Note 18)	—	161	1,091
Subsidy income	469	589	601
(Provision)/settlement of provision and contingent liability balances related to an equity method investment (a)	(61)	603	—
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition (Note 2)	249	196	—
Foreign exchange losses	(17)	(378)	(40)
Gain/(loss) on disposal of long-term investments (Note 7)	1,181	318	(602)
Fair value changes of equity securities investments and Exchangeable Senior Notes	(3,064)	2,334	(612)
Impairments of long-term investment s	—	(205)	(905)
Others	168	12	194

Total	(1,075)	3,630	(273)

(a)
In 2017, based on the impairment assessment by considering the operating results, market condition and business updates, a provision of RMB536 million for the loan and receivable balance due from Skysea
Holding International Ltd (“Skysea”)
was provided and a liability of RMB367 million for the contingent payable was recorded in “Other payables and accruals” which reflected the then best estimates of the liability to be assume
d
 by the Company and offset by the proceeds from the net realisable value of Skysea in the event of winding down of its business. In 2019, Skysea completed its winding down of the business and the Company entered into the final settlement with Skysea. According to the final settlement, the Company collected the amount due from Skysea and settled the provision and contingent liability of RMB603 million (recognized as other income), which includes RMB236 million previously made for loan receivable and RMB367 million previously made for contingent payables.